Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Other Assets (Current and Non-current) (Detail) - EUR (€)
€ in Thousands
		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred costs for Natuzzi Display System	€ 1,229	€ 2,617	€ 2,031
Deferred costs for Service Type Warranty	330	452	519
Deferred costs for slotting fees	204	1,922	1,399
Balance as per IFRS	11,566	11,466	10,083
Less non-current portion as per IFRS	(1,323)	(3,359)	(2,851)
Current portion as per IFRS	10,243	€ 8,107	7,232
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Balance as per IFRS	7,573		4,404
Current portion as per IFRS	7,573		4,404
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Delivery costs and commission expenses for sales derecognized	2,230		1,730
Deferred costs for Natuzzi Display System	1,229		2,031
Deferred costs for Service Type Warranty	330		519
Deferred costs for slotting fees	204		1,399
Less non-current portion as per IFRS	(1,323)		(2,851)
Current portion as per IFRS	2,670		2,828
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Balance as per IFRS	11,566		10,083
Less non-current portion as per IFRS	(1,323)		(2,851)
Current portion as per IFRS	€ 10,243		€ 7,232